UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2013


Institutional Investment Manager Filing this Report:

Partners Group Holding AG
Zugerstrasse 57
Baar-Zug, 6341
Switzerland

13F File Number: 028-15051

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cyrill Wipfli
Title: Chief Financial Officer
Phone: +41 41 768 8585


Signature	 City, State	          Date

Cyrill Wipfli,    Zug, Switzerland,  May 3, 2013

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1


Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: 280,635 (thousands)


Explanatory Notes:

1 - Partners Group Holding AG and its worldwide affiliates.

Securities are held by funds managed/advised by general partners/management companies owned by
Partners Group Holding AG.



FORM 13F INFORMATION TABLE FOR QUARTER March 31, 2013


NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE(x$1000)	SHRS/PRN AMT	SH/PRN	Put/Call	INVEST DESCR 	OTHER MGRS	VOTING AUTH
																		SOLE		SHARED		NONE
Alterra Capital Holdings Ltd	COM 	G0229R108	 321 		 10,200 	SHN			DEFINED		1		10,200
American Capital Ltd		COM 	02503Y103	 492 	 	 33,700 	SHN			DEFINED		1		33,700
American Tower Corp		REIT	03027X100	 12,038 	 156,500 	SHN			DEFINED		1		156,500
American Water Works Co Inc	COM 	030420103	 17,401 	 419,900 	SHN			DEFINED		1	 	419,900
Apollo Global Management LLC	MLP	037612306	 6,768 		 312,742 	SHN			DEFINED		1	 	312,742
Apollo Investment Corp		COM 	03761U106	 109 	 	 13,050 	SHN			DEFINED		1	 	13,050
Ares Capital Corp		COM 	04010L103	 422 	   	 23,300 	SHN			DEFINED		1	 	23,300
Atmos Energy Corp		COM 	049560105	 9,166 	 	 214,700	SHN			DEFINED		1	 	214,700
AVG Technologies NV		COM 	N07831105	 8,865 	         636,844 	SHN			DEFINED		1	 	636,844
Avid Technology Inc		COM 	05367P100	 205 	 	 32,744 	SHN			DEFINED		1		32,744
Berry Petroleum Co		COM 	085789105	 319 	 	 6,900 		SHN			DEFINED		1		6,900
Boardwalk Pipeline Partners LP	MLP	096627104	 701 	 	 23,900 	SHN			DEFINED		1		23,900
Brookfield Infrastructure Part	MLP	G16252101	 6,013 	 	 158,000 	SHN			DEFINED		1	 	158,000
Carlyle Group LP/The		MLP	14309L102	 7,013 	 	 231,847 	SHN			DEFINED		1	 	231,847
CenterPoint Energy Inc		COM 	15189T107	 14,251 	 594,800 	SHN			DEFINED		1	 	594,800
Clearwire Corp			COM 	18538Q105	 320 	 	 98,800 	SHN			DEFINED		1	 	98,800
Copano Energy LLC		MLP	217202100	 332 	 	 8,200 		SHN			DEFINED		1	 	8,200
Coventry Health Care Inc	COM 	222862104	 325 	 	 6,900 		SHN			DEFINED		1	 	6,900
Crown Castle International Cor	COM 	228227104	 11,038 	 158,500 	SHN			DEFINED		1	 	158,500
Crown Holdings Inc		COM 	228368106	 528 	 	 12,700 	SHN			DEFINED		1		12,700
Dell Inc			COM 	24702R101	 160 	 	 11,200 	SHN			DEFINED		1		11,200
El Paso Pipeline Partners LP	MLP	283702108	 2,741 	 	 62,500 	SHN			DEFINED		1		62,500
EMC Corp/MA			COM 	268648102	 239 	 	 10,000 	SHN			DEFINED		1	 	10,000
Enbridge Inc			COM 	29250N105	 21,264 	 456,900	SHN			DEFINED		1	 	456,900
Energy Transfer Equity LP	MLP	29273V100	 3,439 	 	 58,800 	SHN			DEFINED		1	 	58,800
Enterprise Products Partners L	MLP	293792107	 8,248  	 136,800 	SHN			DEFINED		1	 	136,800
EverBank Financial Corp		COM 	29977G102	 1,175 	  	 76,326 	SHN			DEFINED		1	 	76,326
EXCO Resources Inc		COM 	269279402	 11,821  	 1,657,894 	SHN			DEFINED		1	 	1,657,894
Fifth Street Finance Corp	COM 	31678A103	 250 		 22,700 	SHN			DEFINED		1		22,700
Higher One Holdings Inc		COM 	42983D104	 1,804  	 202,931 	SHN			DEFINED		1		202,931
HJ Heinz Co			COM 	423074103	 311 	  	 4,300 		SHN			DEFINED		1		4,300
Hudson City Bancorp Inc		COM 	443683107	 316 	 	 36,600 	SHN			DEFINED		1	 	36,600
Intel Corp			COM 	458140100	 218 	 	 10,000 	SHN			DEFINED		1	 	10,000
iShares S&P Global Energy Sect	ETP	464287341	 224 	 	 5,600 		SHN			DEFINED		1	 	5,600
iShares S&P Global Healthcare	ETP	464287325	 236 	 	 3,200 		SHN			DEFINED		1	 	3,200
ITC Holdings Corp		COM 	465685105	 11,791  	 132,100 	SHN			DEFINED		1	 	132,100
Kinder Morgan Energy Partners	MLP	494550106	 1,984 	 	 22,100 	SHN			DEFINED		1	 	22,100
Kinder Morgan Management LLC	COM 	49455U100	 4,761  	 55,000 	SHN			DEFINED		1	 	55,000
KKR & Co LP			MLP	48248M102	 14,947   	 773,636 	SHN			DEFINED		1	 	773,636
Magellan Midstream Partners LP	MLP	559080106	 2,762  	 51,700 	SHN			DEFINED		1		51,700
Market Vectors Brazil Small-Ca	ETP	57060U613	 928 	 	 23,000 	SHN			DEFINED		1	 	23,000
Microsoft Corp			COM 	594918104	 386 	 	 13,500 	SHN			DEFINED		1	 	13,500
Norfolk Southern Corp		COM 	655844108	 17,628  	 228,700 	SHN			DEFINED		1	 	228,700
NYSE Euronext			COM 	629491101	 328 	  	 8,500 		SHN			DEFINED		1		8,500
Oaktree Capital Group LLC	MLP	674001201	 1,276 	 	 25,000 	SHN			DEFINED		1		25,000
Opko Health Inc			COM 	68375N103	 2,336  	 306,124	SHN			DEFINED		1	 	306,124
PennantPark Investment Corp	COM 	708062104	 283 	 	 25,064 	SHN			DEFINED		1	 	25,064
Plains All American Pipeline L	MLP	726503105	 5,484  	 97,100 	SHN			DEFINED		1	 	97,100
Plains Exploration & Productio	COM 	726505100	 332  		 7,000 		SHN			DEFINED		1	 	7,000
Powershares QQQ Trust Series 1	ETP	73935A104	 970 	 	 14,070 	SHN			DEFINED		1	 	14,070
Republic Services Inc		COM 	760759100	 14,358  	 435,100 	SHN			DEFINED		1	 	435,100
Sempra Energy			COM 	816851109	 14,413  	 180,300 	SHN			DEFINED		1	 	180,300
Sirius XM Radio Inc		COM 	82967N108	 77 	         25,000 	SHN			DEFINED		1	 	25,000
SPDR Gold Shares		ETP	78463V107	 741 	 	 4,800 		SHN			DEFINED		1	 	4,800
SPDR S&P 500 ETF Trust		ETP	78462F103	 3,965  	 25,305 	SHN			DEFINED		1	 	25,305
Splunk Inc			COM 	848637104	 531 	  	 13,270 	SHN			DEFINED		1	 	13,270
Telenav Inc			COM 	879455103	 926 	 	 143,550 	SHN			DEFINED		1	 	143,550
TransCanada Corp		COM 	89353D107	 16,108 	 336,350 	SHN			DEFINED		1	 	336,350
Union Pacific Corp		COM 	907818108	 11,478 	 80,600 	SHN			DEFINED		1	 	80,600
Williams Partners LP		MLP	96950F104	 2,766  	 53,400 	SHN			DEFINED		1	 	53,400


















































































































































































































































































































































































































































































































































































































































































































































































































































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